Loans Receivable and Allowance for Loan Losses (Recorded investments in loans receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 936,199	$ 852,465	$ 782,074
Deferred loan fees, net	(1,535)	(1,193)
Allowance for loan losses	(12,363)	(10,509)
Total deductions from gross loans	(13,898)	(11,702)
Net Loans	922,301	840,763
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	202,926	218,085	234,435
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	588,268	472,424	410,212
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	23,310	17,000	17,848
Total Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	814,504	707,509
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	20,415	30,290
Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	39,253	44,283
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	59,668	74,573	54,160
Passbook or certificate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	736	809
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	17,841	18,923
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	42,552	50,152
Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	37	103
Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	567	301
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	61,733	70,288
Deposit Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 294	$ 95